Convertible Debt Obligations	9 Months Ended
Sep. 30, 2020
Debt Disclosure [Abstract]
Convertible Debt Obligations

9. CONVERTIBLE DEBT OBLIGATIONS

The Company’s convertible debt obligations are summarized below:

	September 30, 2020			December 31, 2019
	Principal	Interest [1]	Total	Principal	Interest [1]	Total

Convertible Notes	$1,955,389	$50,686	$2,006,075	$-	$-	$-
Total Convertible Debt Obligations	$1,955,389	$50,686	$2,006,075	$-	$-	$-

[1] Accrued interest is included as a component of accrued expenses on the accompanying condensed consolidated balance sheets.

During the nine months ended September 30, 2020, the Company sold unsecured convertible promissory notes (“Convertible Notes”) in an aggregate amount of $1,955,389 to accredited investors with a substantive pre-existing relationship with the Company. The Convertible Notes mature on December 31, 2020 and bear interest at 7% per annum. Principal and interest outstanding under the Convertible Notes are convertible (i) automatically upon the closing of a firm commitment underwritten public offering registered pursuant to the Securities Act of 1933, as amended (a “Public Offering”, at a conversion price equal to 85% of the price per share of the Company’s common stock sold in the Public Offering (the “Mandatory Conversion Option”), or (ii) at the option of the holder at any time prior to the Public Offering at a conversion price equal to the closing price of the Company’s common stock on the day prior to conversion (the “Holder’s Conversion Option”). The Company incurred total interest expense of $33,044 and $52,000 related to this debt during the three and nine months ended September 30, 2020, respectively.

The Company determined that the Holder’s Conversion Option represented a variable conversion feature with no floor. Accordingly, the Company has adopted a sequencing policy in accordance with ASC 815-40-35-12 whereby the Holder’s Conversion Option and all future instruments may be classified as a derivative liability with the exception of instruments related to share-based compensation issued to employees or directors.

As of September 30, 2020, the value of the Holders’ Conversion Option was de minimis. It was determined that the Mandatory Conversion Option represented a share-settled redemption feature that is not clearly and closely related to its debt host and should be separated as a derivative. However it was determined that the financial statement impact as of and through September 30, 2020 was immaterial.

Between August 25, 2020 and September 2, 2020, the Company sold unsecured convertible promissory notes (“New Convertible Notes”) in an aggregate amount of $1,259,000 to accredited investors with a substantive pre-existing relationship with the Company. The New Convertible Notes mature on December 31, 2020 and bear interest at 7% per annum. Pursuant to the terms of the New Convertible Notes, principal and interest outstanding under the New Convertible Notes automatically convert into Units at a conversion price of $0.34 per Unit at such time when the Company has sufficient shares of common stock authorized. Each Unit consists of one share of common stock and a one-year warrant exercisable at $0.34 per share (“Unit”). The Company incurred total interest expense of $1,314 related to the New Convertible Notes during the three and nine months ended September 30, 2020, respectively. On September 2, 2020, the Company increased the number of authorized shares and issued an aggregate of 3,706,805 shares of its common stock and warrants to accredited investors upon the automatic conversion of principal and interest of $1,259,000 and $1,314, respectively, outstanding under the New Convertible Notes.